Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Disclosure of Operating Segment Information

Operating segment information June 30, 2026	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	14,556,923	—	14,556,923
Other income
Research material sales	38,607	—	38,607
Grant income	5,338,572	—	5,338,572
Miscellaneous income	—	—	—
Net gain on foreign exchange	—	1,229,851	1,229,851
Interest income	—	3,005,047	3,005,047

Total revenue and other income	19,934,102	4,234,898	24,169,000

Result
Segment Result	(81,592,146)	2,287,583	(79,304,563)
Profit/(loss) before income tax expense	(81,592,146)	2,287,583	(79,304,563)
Income tax expense	—	—	—
Loss after income tax expense			(79,304,563)

Total segment assets	83,267,229	—	83,267,229

Total segment liabilities	21,734,183	—	21,734,183

Operating segment information June 30, 2025	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	—	—	—
Other income
Research material sales	59,709	—	59,709
Grant income	4,974,823	—	4,974,823
Miscellaneous income	—	390	390
Net change on fair value movement	—	9,242	9,242
Interest income	—	5,287,209	5,287,209

Total revenue and other income	5,034,532	5,296,841	10,331,373

Result
Segment Result	(65,020,504)	3,586,339	(61,434,165)
Profit/(loss) before income tax expense	(65,020,504)	3,586,339	(61,434,165)
Income tax expense	—	—	—
Loss after income tax expense			(61,434,165)

Total segment assets	156,983,434	—	156,983,434

Total segment liabilities	13,348,071	—	13,348,071

Operating segment information June 30, 2024	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	—	—	—
Other income
Research material sales	119,089	—	119,089
Grant income	3,722,788	—	3,722,788
Net gain on foreign exchange	—	113,458	113,458
Interest income	—	3,882,757	3,882,757

Total revenue and other income	3,841,877	3,996,215	7,838,092

Result
Segment Result	(46,556,929)	3,840,304	(42,716,625)
Profit/(loss) before income tax expense	(46,556,929)	3,840,304	(42,716,625)
Income tax expense	—	—	—
Loss after income tax expense			(42,716,625)

Total segment assets	201,579,281	—	201,579,281

Total segment liabilities	12,057,539	—	12,057,539